O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace & Defense - 5.2%
Lockheed Martin Corp.	7,575	$3,618,956
RTX Corp.	58,102	7,328,406
		10,947,362

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	20,068	2,205,674

Automobiles - 1.2%
General Motors Co.	55,501	2,510,865

Broadline Retail - 2.0%
eBay, Inc.	61,115	4,165,598

Building Products - 3.6%
Builders FirstSource, Inc. (a)	19,031	2,276,679
Carlisle Companies, Inc.	14,034	5,325,622
		7,602,301

Capital Markets - 5.5%
Bank of New York Mellon Corp.	69,881	5,619,131
Goldman Sachs Group, Inc.	3,021	1,654,149
Northern Trust Corp.	34,623	3,253,869
State Street Corp.	11,011	970,069
		11,497,218

Chemicals - 3.7%
CF Industries Holdings, Inc.	22,804	1,787,150
DuPont de Nemours, Inc.	39,774	2,624,686
LyondellBasell Industries NV - Class A	55,848	3,250,912
		7,662,748

Commercial Banks - 7.1%
Regions Financial Corp.	129,378	2,640,605
Truist Financial Corp.	48,485	1,858,915
Wells Fargo & Co.	146,149	10,378,040
		14,877,560

Construction Materials - 1.5%
CRH PLC	32,328	3,084,738

Consumer Finance - 2.8%
Synchrony Financial	113,459	5,894,195

Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	110,820	4,882,729

Electronic Equipment, Instruments & Components - 1.0%
Jabil, Inc.	14,375	2,106,800

Financial Services - 2.7%
Equitable Holdings, Inc.	15,372	760,145
PayPal Holdings, Inc. (a)	73,953	4,869,066
		5,629,211

Food Products - 2.6%
General Mills, Inc.	80,592	4,572,790
Kraft Heinz Co.	32,864	956,343
		5,529,133

Health Care Equipment & Supplies - 3.4%
Medtronic PLC	83,643	7,089,581

Health Care Providers & Services - 3.5%
Centene Corp. (a)	28,506	1,706,084
Cigna Group	3,954	1,344,518
HCA Holdings, Inc.	4,834	1,668,117
Labcorp Holdings, Inc.	10,967	2,643,157
		7,361,876

Hotels, Restaurants & Leisure - 5.3%
Booking Holdings, Inc.	1,252	6,384,299
Expedia Group, Inc.	24,868	3,902,535
Marriott International, Inc. - Class A	3,496	834,076
		11,120,910

Insurance - 8.2%
Aflac, Inc.	31,272	3,398,641
American International Group, Inc.	54,053	4,406,401
Hartford Insurance Group, Inc.	6,838	838,817
MetLife, Inc.	94,856	7,149,297
Principal Financial Group, Inc.	20,202	1,497,978
		17,291,134

IT Services - 6.4%
Fidelity National Information Services, Inc.	104,187	8,218,271
GoDaddy, Inc. - Class A (a)	17,360	3,269,409
Twilio, Inc. - Class A (a)	20,505	1,983,038
		13,470,718

Machinery - 3.2%
Caterpillar, Inc.	22,059	6,822,187

Media - 3.0%
Comcast Corp. - Class A	121,562	4,157,420
Fox Corp. - Class A	42,968	2,139,377
		6,296,797

Metals & Mining - 3.6%
Nucor Corp.	11,870	1,416,922
Reliance, Inc.	8,337	2,402,973
Steel Dynamics, Inc.	28,329	3,674,555
		7,494,450

Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	36,990	5,032,859
ConocoPhillips	32,162	2,866,277
Devon Energy Corp.	46,565	1,416,042
EOG Resources, Inc.	5,425	598,540
Marathon Petroleum Corp.	28,554	3,923,605
Valero Energy Corp.	40,083	4,653,236
		18,490,559

Pharmaceuticals - 3.0%
Johnson & Johnson	29,937	4,679,452
Pfizer, Inc.	63,185	1,542,346
		6,221,798

Software - 2.8%
AppLovin Corp. - Class A (a)	21,443	5,774,814

Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	64,941	1,660,541

Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.	21,383	1,510,709

Tobacco - 4.4%
Altria Group, Inc.	155,681	9,208,531
TOTAL COMMON STOCKS (Cost $188,976,572)		208,410,737

TOTAL INVESTMENTS - 99.3% (Cost $188,976,572)		208,410,737
Other Assets in Excess of Liabilities - 0.7%		1,402,213
TOTAL NET ASSETS - 100.0%		$209,812,950

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

O'Shaughnessy Market Leaders Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$208,410,737	$–	$–	$208,410,737
Total Investments	$208,410,737	$–	$–	$208,410,737